Significant Events and Transactions in the Period (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended							6 Months Ended	12 Months Ended
	Jun. 17, 2022	Jun. 02, 2022	Oct. 07, 2021	Oct. 20, 2022	Jun. 30, 2022	Apr. 30, 2022	Mar. 25, 2022	Jan. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Apr. 18, 2022	Feb. 28, 2022
Significant Events and Transactions in the Period (Details) [Line Items]
Aggregate shares (in Shares)						416,668		2,400,000
Ordinary shares par value (in Dollars per share)	$ 0.0001						$ 0.0001	$ 5
Exercise price (in Dollars per share)						$ 1.5		$ 5
Exercisable term years						5 years		5 years
Sold a price (in Dollars per share)						$ 1.5		$ 5
Warrants sold price (in Dollars per share)						$ 0.0001		$ 0.0001
Ordinary warrants						$ 4,489		$ 4,944
Pre-funded warrants						3,160		3,440
Transaction costs						680		1,993
Additional cost						$ 254		$ 248
Warrants granted (in Shares)						250,000		120,000	13,537			13,537
Warrants fair value	$ 2,112						$ 1,152				$ 827
Ordinary shares (in Shares)	3,200,000			2,777,777			800,000					305,267
Ordinary shares purchased (in Shares)					20,000				47	136,571	20,000	47
Purchase price (in Dollars per share)					$ 5	$ 1.5					$ 5
Warrants at issuance amount					$ 83	$ 350					$ 83
Change in fair value											$ 10
Exercise price per shares (in Dollars per share)					$ 1.5				$ 1.5		$ 1.5	$ 1.5
Convertible loan amount										$ 600
Interest rate percentage			16.00%							10.00%
Interest rises percentage			12.00%
Conversion price per share (in Dollars per share)			$ 0.04
Accrued interest amount									$ 648			$ 648
Description of convertible debt agreement					the Company and Rubini signed an amended and restated convertible debenture which amended the terms of the original convertible debenture agreement signed on April 7, 2021. According to the amended and restated agreement the Company promised to pay Rubini the principal sum of $600 on October 7, 2022 (the “Maturity Date”) which is a one year extension from the maturity date set forth in the original debenture. The Company shall pay interest to the holder on the aggregate unconverted and then outstanding principal amount of this debenture at the rate of 10% per annum, payable on the maturity date and thereafter subject to increase. In the event the Company has not paid the principal amount of this debenture and all accrued but unpaid interest in full as of the maturity date then the interest shall increase to 12% per annum until April 7, 2023 and then the interest rate will increase to 16% per annum untilpaid in full. If the Company has not paid the principal amount as of the repayment date the conversion price shall be $0.04 per share. See also Note 9C.
Convertible debt liability amount											$ 692
Description of convertible loan agreement									the Company entered into a Convertible Loan Agreement (“Lind CLA Agreement”) transaction (the “December 2021 Note”) whereby the Company entered into a securities purchase agreement relating to the purchase and sale of a senior convertible note for gross proceeds of US$5,000 with Lind Global Partners (“Lind”). The Lind CLA agreement provides for, among other things, the issuance of the December 2021 Note with a $5,800 face value, with a 24-month maturity, and a fixed conversion price of $3.50 per share (or Conversion Price) of the Company’s ordinary shares. At any time following the date that is earlier of (1) the date that is six month of the issuance date or (2) the date of effectiveness of a registration statement covering the underlying conversion shares this Note shall be convertible. The Company is required to make principal payments in 20 equal monthly instalments commencing 120 days after funding (the “Repayment”).
Description of repayments											(i) cash; (ii) ordinary shares (after ordinary shares are registered) (or the Repayment Shares); or a combination of both. Repayment Shares will be priced at 90% of the average of the five lowest daily VWAPs (Volume Weighted Average Price) during the 20 trading days prior to the payment date. The Company has the right to buy-back the outstanding face value of the December 2021 Note at any time with no penalty (the “Buy-Back Right”). Should the Company exercise its Buy-Back Right, Lind will have the option to convert up to 25% of the face value of the December 2021 Note at the lesser of the Conversion Price or Repayment Price (ninety percent of the average of the five lowest daily VMAPs during the twenty trading days prior to the payment date).
Warrant ordinary shares (in Shares)									1,146,789			1,146,789
Ordinary per shares (in Dollars per share)									$ 3.5			$ 3.5
Additional amount									$ 5,000			$ 5,000
Risk free rate											1.265%
Volatility of assets rate											60.00%
Expiration warrant years											5 years
Convertible debentures years											2 years
Convertible note amount									7,242			7,242
Fair value amount									$ 1,174			$ 1,174
Instalments amount					$ 2,500						$ 2,500
Aggregate ordinary share (in Shares)													1,146,789
Expansion total amount					$ 5,200						$ 5,200
Transaction connection amount														$ 1,200
Right-of-use asset years											3 years
Description of securities and exchange commission		the Company furnished a report of Foreign Private Issuer on Form 6-K with the U.S. Securities and Exchange Commission to announce its belief, as of such date, that it was in current compliance with Nasdaq’s $2.5 million Shareholders’ Equity Requirement based on completing a series of transactions as described therein. As of the date of these financial statements, the Company is no longer in compliance with Nasdaq’s $2.5 million Shareholders’ Equity Requirement and the Company expects it will receive a notice from Nasdaq regarding non-compliance with relevant Nasdaq listing rules.
Ordinary Warrants [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Aggregate shares (in Shares)						6,250,000
Ordinary shares par value (in Dollars per share)						$ 1.5
Warrants fair value											$ 2,217
Warrants [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Aggregate shares (in Shares)						2,400,000
Exercise price (in Dollars per share)						$ 1.5
Purchase price (in Dollars per share)						$ 5
Lind Global [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Aggregate shares (in Shares)						333,334
Ordinary shares par value (in Dollars per share)						$ 0.09
Ordinary shares purchased (in Shares)					20,000						20,000
Change in fair value											$ 211
Private Placement [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Aggregate shares (in Shares)						5,000,000					20,000
Ordinary shares par value (in Dollars per share)						$ 0.09					$ 0.09
Gross proceeds						$ 7,500
Securities Purchase Agreement [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Aggregate shares (in Shares)								2,400,000
Ordinary shares par value (in Dollars per share)								$ 0.09
Gross proceeds								$ 12,000